U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202

October 7, 2003


VIA EDGAR TRANSMISSION


U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  Allied Asset Advisors Funds (the "Trust"),
     Post-Effective  Amendment No. 4
     to the Registration Statement filed on Form N-1A
     File Nos.: 81l-9821 & 333-30924
     -------------------------------

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, the Dow Jones Islamic Fund (formerly the "Dow Jones Islamic Index Fund"), (the "Fund"), hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated October 1, 2003 and filed electronically as Post-Effective Amendment No. 4 to the Trust's Registration Statement on Form N-1A.

If you have any questions or require further information, do not hesitate to contact the undersigned at (414) 765-5340.

Sincerely,

/s/ Chad E. Fickett

Chad E. Fickett, Esq.

Enclosures